Note 10 - Equity Method Investments - Companies Accounted for as Equity Method Investments (Details)	6 Months Ended
Jun. 30, 2022
Steadman Maritime Co. [Member]
Participation percentage	49.00%
Date of establishment	Jul. 01, 2013
Smales Maritime Co. [Member]
Participation percentage	49.00%
Date of establishment	Jun. 06, 2013
Geyer Maritime Co. [Member]
Participation percentage	49.00%
Date of establishment	May 18, 2015
Vessel name or hull name	Arkadia
Goodway Maritime Co. [Member]
Participation percentage	49.00%
Date of establishment	Sep. 22, 2015
Vessel name or hull name	Monemvasia
Platt Maritime Co. [Member]
Participation percentage	49.00%
Date of establishment	May 18, 2015
Vessel name or hull name	Polar Argentina
Sykes Maritime Co. [Member]
Participation percentage	49.00%
Date of establishment	May 18, 2015
Vessel name or hull name	Polar Brasil